PENSION BENEFITS	12 Months Ended
Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
PENSION BENEFITS

NOTE 18. PENSION BENEFITS

Our Company and our subsidiaries have defined benefit and defined contribution pension plans that cover substantially all of our employees.

Defined Benefit Pension Plan

We have a defined benefit pension plan in accordance with the Labor Standards Law of the Republic of China (R.O.C.) for our employees located in Taiwan, covering substantially all full-time employees for services provided prior to July 1, 2005, and employees who have elected to remain in the defined benefit pension plan subsequent to the enactment of the Labor Pension Act on July 1, 2005. Under the defined benefit pension plan, employees are entitled to a lump sum retirement benefit upon retirement equivalent to the aggregate of 2 months’ pensionable salary for each of the first 15 years of service and 1 month’s pensionable salary for each year of service thereafter subject to a maximum of 45 months’ pensionable salary. The pensionable salary is the monthly average salary or wage of the final six months prior to approved retirement.

We use a December 31 measurement date for our defined benefit pension plan. As of December 31, 2015 and 2016, the accumulated benefit obligation amounted to $153 thousand and $185 thousand, respectively, and the funded status of prepaid pension assets amounted to $109 thousand and $62 thousand, respectively. The fair value of plan assets amounted to $310 thousand and $325 thousand as of December 31, 2015 and 2016, respectively. The accumulated other comprehensive income (loss) amounted to $0 and $(58) thousand as of December 31, 2015 and 2016, respectively. The net periodic benefit cost (income) for 2014, 2015 and 2016 amounted to ($199) thousand, ($58) thousand and ($2) thousand, respectively.

The following table sets forth the plan’s benefit obligations, fair value of plan assets, and funded status at December 31, 2015 and 2016:

	December 31
(in US$ thousands)	2015	2016
Benefit Obligation	$201	$263
Fair value of plan assets	310	325
	$(109)	$(62)
Amounts recognized in the balance sheet consist of:
Noncurrent liabilities (assets)	$(109)	$(62)
Accumulated other comprehensive income	—	—
Net amount recognized	$(109)	$(62)
Amounts recognized in accumulated comprehensive income consist of:
Unrecognized net gain (loss)	$—	$(58)

For the years ended December 31, 2015 and 2016, the net period pension cost consisted of the following:

	December 31
(in US$ thousands)	2015	2016
Service cost	$—	$—
Interest cost	5	4
Expected return on plan assets	(6)	(6)
Amortization of prior service cost	—	—
Amortization of net loss	—	—
Curtailment gain	(57)	—
	$(58)	$(2)

Weighted average assumptions used to determine benefit obligations for 2015 and 2016 were as follows:

	December 31
	2015	2016
Discount rate	1.875%	1.375%
Rate of compensation increase	1.50%	2.00%

Weighted average assumptions used to determine net periodic benefit cost for end of fiscal year were as follows:

	2015	2016
Discount rate	2.00%	1.875%
Rate of return on plan assets	2.00%	1.875%
Rate of compensation increase	1.50%	2.00%

Management determines the discount rate and rate of return on plan assets based on the yields of twenty year ROC central government bonds which is in line with the respective employees remaining service period and the historical rate of return on the above mentioned Fund mandated by the ROC Labor Standard Law.

We have contributed an amount equal to 2 percent of the salaries and wages paid to all qualified employees located in Taiwan to a pension fund (the “Fund”). The Fund is administered by a pension fund monitoring committee (the “Committee”) and deposited in the Committee’s name in the Bank of Taiwan. Our Company makes pension payments from our account in the Fund unless the Fund is insufficient, in which case we make payments from internal funds as payments become due. We seek to maintain a normal, highly liquid working capital balance to ensure payments are made timely.

We expect to make a contribution of $8 thousand to the Fund in 2017. We expect to make benefit payments of $1 thousand from 2017 to 2021 and $4 thousand from 2022 to 2026.

Defined Contribution Pension Plans

We have provided defined contribution plans for employees located in Taiwan and Hong Kong. Contributions to the plans are expensed as incurred.

Taiwan

Pursuant to the new “Labor Pension Act” enacted on July 1, 2005, our Company has a defined contribution pension plan for our employees located in Taiwan. For eligible employees who elect to participate in the defined contribution pension plan, we contribute no less than 6 percent of an employee’s monthly salary and wage and up to the maximum amount of NT$9 thousand (approximately $279), to each of the eligible employees’ individual pension accounts at the Bureau of Labor Insurance each month. Pension payments to employees are made either by monthly installments or in a lump sum from the accumulated contributions and earnings in employees’ individual accounts.

Hong Kong

According to the relevant Hong Kong regulations, we provide a contribution plan for the eligible employees in Hong Kong. We must contribute at least 5 percent of the employees’ total salaries. For this purpose, the monthly relevant contribution to their individual contribution accounts is subject to a cap of HK$1.5 thousand (approximately $193). After the termination of employment, the benefits still belong to the employees in any circumstances.

The total amount of defined contribution pension expenses pursuant to our defined contribution plans for the years ended December 31, 2014, 2015, and 2016 were $364 thousand, $318 thousand, and $183 thousand, respectively.